Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.77%
Communication services: 4.46%
Interactive media & services: 4.46%
Alphabet, Inc. Class C	47,181	$9,700,414
Consumer discretionary: 5.68%
Automobiles: 2.38%
General Motors Co.	104,799	5,183,359
Household durables: 1.94%
D.R. Horton, Inc.	29,758	4,222,660
Textiles, apparel & luxury goods: 1.36%
NIKE, Inc. Class B	38,325	2,947,192
Consumer staples: 7.66%
Beverages: 1.18%
Keurig Dr Pepper, Inc.	80,037	2,569,188
Consumer staples distribution & retail : 1.54%
Walmart, Inc.	34,027	3,340,090
Food products: 2.24%
Mondelez International, Inc. Class A	84,059	4,874,581
Personal care products: 2.70%
Unilever PLC ADR	102,350	5,872,843
Energy: 6.18%
Oil, gas & consumable fuels: 6.18%
ConocoPhillips	45,790	4,525,426
EOG Resources, Inc.	28,773	3,619,355
Exxon Mobil Corp.	49,688	5,308,169
		13,452,950
Financials: 21.87%
Banks: 10.06%
Bank of America Corp.	159,703	7,394,249
Citigroup, Inc.	105,122	8,560,084
JPMorgan Chase & Co.	22,227	5,941,277
		21,895,610
Capital markets: 3.50%
Intercontinental Exchange, Inc.	47,600	7,607,908
Financial services: 6.22%
Berkshire Hathaway, Inc. Class B†	17,257	8,087,838
Fiserv, Inc.†	25,184	5,440,752
		13,528,590
Insurance: 2.09%
American International Group, Inc.	61,664	4,542,170
See accompanying notes to portfolio of investments
Allspring Large Cap Value Portfolio | 1

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Health care: 13.92%
Biotechnology: 1.56%
Vertex Pharmaceuticals, Inc.†	7,371	$3,403,043
Health care equipment & supplies: 2.67%
Medtronic PLC	63,963	5,809,120
Health care providers & services: 6.65%
Cigna Group	17,115	5,035,404
Humana, Inc.	8,577	2,515,034
Labcorp Holdings, Inc.	27,679	6,914,214
		14,464,652
Life sciences tools & services: 1.29%
ICON PLC ADR†	14,063	2,799,662
Pharmaceuticals: 1.75%
Merck & Co., Inc.	38,614	3,815,836
Industrials: 17.36%
Aerospace & defense: 3.98%
L3Harris Technologies, Inc.	15,717	3,332,161
RTX Corp.	41,343	5,331,180
		8,663,341
Commercial services & supplies: 1.04%
Waste Management, Inc.	10,229	2,253,040
Ground transportation: 4.15%
Canadian Pacific Kansas City Ltd.	113,481	9,033,088
Industrial conglomerates: 2.63%
3M Co.	7,013	1,067,379
Honeywell International, Inc.	20,823	4,658,521
		5,725,900
Machinery: 1.07%
Caterpillar, Inc.	6,271	2,329,300
Trading companies & distributors: 4.49%
AerCap Holdings NV	67,841	6,485,599
Air Lease Corp. Class A	70,869	3,274,148
		9,759,747
Information technology: 11.02%
IT services: 4.76%
Accenture PLC Class A	15,249	5,870,103
International Business Machines Corp.	17,536	4,483,955
		10,354,058
Semiconductors & semiconductor equipment: 1.80%
NXP Semiconductors NV	18,803	3,921,366
See accompanying notes to portfolio of investments
2 | Allspring Large Cap Value Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Software: 4.46%
Cadence Design Systems, Inc.†	12,443	$3,703,285
Microsoft Corp.	14,416	5,983,505
		9,686,790
Materials: 3.44%
Chemicals: 2.35%
CF Industries Holdings, Inc.	47,302	4,361,718
Sherwin-Williams Co.	2,089	748,196
		5,109,914
Construction materials: 1.09%
Vulcan Materials Co.	8,650	2,371,397
Real estate: 4.25%
Real estate management & development: 2.34%
CBRE Group, Inc. Class A†	35,150	5,087,611
Specialized REITs: 1.91%
Public Storage	13,964	4,167,975
Utilities: 2.93%
Electric utilities: 2.93%
NextEra Energy, Inc.	89,101	6,376,068
Total common stocks (Cost $176,365,697)		214,869,463

		Yield
Short-term investments: 1.21%
Investment companies: 1.21%
Allspring Government Money Market Fund Select Class♠∞		4.32%	2,629,299	2,629,299
Total short-term investments (Cost $2,629,299)				2,629,299
Total investments in securities (Cost $178,994,996)	99.98%			217,498,762
Other assets and liabilities, net	0.02			38,295
Total net assets	100.00%			$217,537,057

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Large Cap Value Portfolio | 3

Portfolio of investments—January 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,084,378	$38,650,972	$(40,106,051)	$0	$0	$2,629,299	2,629,299	$93,538
See accompanying notes to portfolio of investments
4 | Allspring Large Cap Value Portfolio

Notes to portfolio of investments—January 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Large Cap Value Portfolio | 5

Notes to portfolio of investments—January 31, 2025 (unaudited)
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$9,700,414	$0	$0	$9,700,414
Consumer discretionary	12,353,211	0	0	12,353,211
Consumer staples	16,656,702	0	0	16,656,702
Energy	13,452,950	0	0	13,452,950
Financials	47,574,278	0	0	47,574,278
Health care	30,292,313	0	0	30,292,313
Industrials	37,764,416	0	0	37,764,416
Information technology	23,962,214	0	0	23,962,214
Materials	7,481,311	0	0	7,481,311
Real estate	9,255,586	0	0	9,255,586
Utilities	6,376,068	0	0	6,376,068
Short-term investments
Investment companies	2,629,299	0	0	2,629,299
Total assets	$217,498,762	$0	$0	$217,498,762
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2025, the Portfolio did not have any transfers into/out of Level 3.
6 | Allspring Large Cap Value Portfolio